Commitments and contingencies (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Schedule of Lease, Cost
The components of lease cost were as follows:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Operating lease cost	$912	$646	$1,614	$1,292
Short-term lease cost (a)	212	94	329	204

Total lease cost	$1,124	$740	$1,943	$1,496

•	Includes variable lease cost and sublease income, which are immaterial.
Supplemental cash flow information and
non-cash
activity related to operating leases were as follows:

	Six Months Ended
	July 3, 2021	June 27, 2020
Operating cash flows from operating leases	$1,696	$1,269

Schedule of Assets and Liabilities, Lessee
Supplemental balance sheet and other information related to operating leases were
as fo
llow
s:

	July 3, 2021	December 31, 2020
Operating lease assets	$17,669	$14,961

Operating lease liabilities- current	$2,918	$1,960
Operating lease liabilities- noncurrent	15,989	14,108

Total operating lease liabilities	$18,907	$16,068

Weighted average remaining lease term (years)	6.2	7.2
Weighted average discount rate	4.4%	5.0%

Bio Ventus LLC [Member]
Loss Contingencies [Line Items]
Schedule of Lease, Cost
The components of lease cost were as follows:

	2020	2019
Operating lease cost	$2,610	$2,529
Short-term lease cost*	388	358

Total lease cost	$2,998	$2,887

*Includes	variable lease cost and sublease income, which are immaterial.
Supplemental cash flow information and non-cash activity related to leases were as follow:

	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:	$2,567	$2,343
Right-of-use assets obtained in exchange for operating lease obligations:	$1,497	$5,016

Schedule of Assets and Liabilities, Lessee	Other balance sheet information related to leases are as follows:

	2020	2019
Operating lease assets	$14,961	$15,267

Operating lease liabilities—current	$1,960	$1,814
Operating lease liabilities—noncurrent	14,108	14,513

Total operating lease liabilities	$16,068	$16,327

Weighted average remaining operating lease term in years	7.2	8.0
Weighted average discount rate for operating leases	5.0%	5.0%

Summary of lessee liability maturity
Maturities of lease liabilities as of December 31, 2020 were as follows:

Operating leases
2021	$2,714
2022	2,645
2023	2,460
2024	2,476
2025	2,569
Thereafter	6,281

Total future lease payments	19,145
Less imputed interest	(3,077)

Present value of future lease payments	$16,068